Intangible Assets Subject to Amortization and Intangible Assets not Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finite And Indefinite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross carrying amount	¥ 264,131	¥ 245,951
Other intangible assets subject to amortization, Accumulated amortization	(157,254)	(133,858)
Other intangible assets subject to amortization, Net carrying amount	106,877	112,093
Other intangible assets not subject to amortization	825	821
Total other intangible assets	107,702	112,914
Software
Finite And Indefinite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross carrying amount	166,779	154,358
Other intangible assets subject to amortization, Accumulated amortization	(113,554)	(99,252)
Other intangible assets subject to amortization, Net carrying amount	53,225	55,106
Trademarks and customer relationships
Finite And Indefinite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross carrying amount	70,564	62,791
Other intangible assets subject to amortization, Accumulated amortization	(30,541)	(20,712)
Other intangible assets subject to amortization, Net carrying amount	40,023	42,079
Other
Finite And Indefinite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross carrying amount	26,788	28,802
Other intangible assets subject to amortization, Accumulated amortization	(13,159)	(13,894)
Other intangible assets subject to amortization, Net carrying amount	¥ 13,629	¥ 14,908